CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands	Common share capital [Member] CAD ($)	Preferred share capital [Member] CAD ($)	Contributed surplus [Member] CAD ($)	Deficit [Member] CAD ($)	CAD ($)	Hammerhead Energy Inc. [Member] CAD ($) shares	Decarbonization Plus Acquisition Corporation IV [Member] Class A Ordinary Shares [Member] USD ($) shares	Decarbonization Plus Acquisition Corporation IV [Member] Class B Ordinary Shares [Member] USD ($) shares	Decarbonization Plus Acquisition Corporation IV [Member] Contributed surplus [Member] USD ($)	Decarbonization Plus Acquisition Corporation IV [Member] Deficit [Member] USD ($)	Decarbonization Plus Acquisition Corporation IV [Member] USD ($) shares
Balance, beginning of period at Dec. 31, 2019	$ 583,483	$ 468,338	$ 56,959	$ (212,341)	$ 896,439
Issuance of Class B ordinary shares to Sponsor		91,577
Long term retention program	0
Issued on exercise of purchase warrants		11,239
Recognized under share-based compensation plans			8,352
Exercise of restricted share units	0		0
Net income				53,410	53,410
Balance, end of period at Dec. 31, 2020	583,483	571,154	65,311	(158,931)	1,061,017
Issuance of Class B ordinary shares to Sponsor		34,977
Long term retention program	527
Issued on exercise of purchase warrants		0
Recognized under share-based compensation plans			18,658
Exercise of restricted share units	265		(265)
Net income				(71,821)	(71,821)
Ordinary Shares Subject to Possible Redemption, end of period (In Shares) at Dec. 31, 2021 | shares							31,625,000
Class A ordinary shares subject to possible redemption at end of period at Dec. 31, 2021							$ 319,412,500
Balance, end of period (In Shares) at Dec. 31, 2021 | shares							0	7,906,250			0
Balance, end of period at Dec. 31, 2021	584,275	606,131	83,704	(230,752)	1,043,358			$ 791	$ 0	$ (43,398,080)	$ (43,397,289)
Ordinary Shares Subject to Possible Redemption, beginning of period (In Shares) at Feb. 22, 2021 | shares							0
Class A ordinary shares subject to possible redemption at beginning of period at Feb. 22, 2021							$ 0
Balance, beginning of period (In Shares) at Feb. 22, 2021 | shares								0
Balance, beginning of period at Feb. 22, 2021								$ 0	0	0	0
Issuance of Class B ordinary shares to Sponsor (In Shares) | shares								7,906,250
Issuance of Class B ordinary shares to Sponsor								$ 791	24,209		25,000
Forfeiture of Founder Shares (In Shares) | shares								(207,755)
Forfeiture of Founder Shares Amount								$ (21)	(516)		(537)
Repurchase of ordinary shares by independent directors (In Shares) | shares								207,755
Repurchase of ordinary shares by independent directors Amount								$ 21	516		537
Sale of Class A ordinary shares, net of transaction costs (In Shares) | shares							31,625,000
Sale of Class A ordinary shares, net of transaction costs							$ 275,858,487
Accretion of Class A ordinary shares to redemption value, subject to possible redemption							43,554,013
Accretion of Class A ordinary shares to redemption value									(24,209)	(43,529,804)	(43,554,013)
Net income							$ 84,906			131,724	$ 131,724
Ordinary Shares Subject to Possible Redemption, end of period (In Shares) at Dec. 31, 2021 | shares							31,625,000
Class A ordinary shares subject to possible redemption at end of period at Dec. 31, 2021							$ 319,412,500
Balance, end of period (In Shares) at Dec. 31, 2021 | shares							0	7,906,250			0
Balance, end of period at Dec. 31, 2021	584,275	606,131	83,704	(230,752)	1,043,358			$ 791	0	(43,398,080)	$ (43,397,289)
Remeasurement of Class A ordinary shares to redemption value, subject to possible redemption							$ 4,590,312
Remeasurement of Class A ordinary shares to redemption value										(4,590,312)	(4,590,312)
Issuance of Class B ordinary shares to Sponsor		0
Long term retention program	0
Issued on exercise of purchase warrants		0
Recognized under share-based compensation plans			14,157
Exercise of restricted share units	1,457		(1,444)
Net income				225,100	225,100		$ 593,386			741,733	$ 741,733
Ordinary Shares Subject to Possible Redemption, end of period (In Shares) at Dec. 31, 2022 | shares							31,625,000
Class A ordinary shares subject to possible redemption at end of period at Dec. 31, 2022							$ 324,002,812
Balance, end of period (In Shares) at Dec. 31, 2022 | shares						1	0	7,906,250			0
Balance, end of period at Dec. 31, 2022	585,732	606,131	96,417	(5,652)	1,282,628	$ 10		$ 791	0	(47,246,659)	$ (47,245,868)
Balance, beginning of period (In Shares) at Aug. 31, 2022 | shares						0
Balance, beginning of period at Aug. 31, 2022						$ 0
Issuance of Common Share (In Shares) | shares						1
Issuance of Common Share						$ 10
Net income						$ 0
Ordinary Shares Subject to Possible Redemption, end of period (In Shares) at Dec. 31, 2022 | shares							31,625,000
Class A ordinary shares subject to possible redemption at end of period at Dec. 31, 2022							$ 324,002,812
Balance, end of period (In Shares) at Dec. 31, 2022 | shares						1	0	7,906,250			0
Balance, end of period at Dec. 31, 2022	$ 585,732	$ 606,131	$ 96,417	$ (5,652)	$ 1,282,628	$ 10		$ 791	$ 0	$ (47,246,659)	$ (47,245,868)